Deposit-Type Contracts (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	$ 171,168,785	$ 7,234,927	$ 8,314,297
US Alliance	547,193	657,986	804,187
Commutation of assumption agreement			(1,881,411)
Deposit contract	279,537,157	161,392,700
Ironbound Reinsurance Company Limited		1,839,551
Deposits received		161,392,700	650
Investment earnings (includes embedded derivative)	5,910,237	2,043,762
Investment earnings (includes MVA adjustment and embedded derivative)		9,271	47,936
Withdrawals	(1,718,288)	(160,590)	(50,732)
Contract charges	(15,700)
Ending balance	$ 455,429,384	171,168,785	$ 7,234,927
SDA Annuity and Life Re
Investment earnings (includes MVA adjustment and embedded derivative)		$ 194,940